Share capital and share based payments - Disclosure of Closing Balance of Share-Based Payment Arrangements (Details)																			12 Months Ended
	Nov. 13, 2024 EUR (€) shares € / shares shares	Aug. 01, 2024 EUR (€) shares € / shares shares	Jun. 10, 2024 EUR (€) shares € / shares shares	Feb. 15, 2024 EUR (€) shares € / shares shares	Dec. 21, 2023 EUR (€) shares € / shares	Dec. 16, 2022 EUR (€) shares € / shares	Dec. 12, 2022 EUR (€) shares € / shares	Oct. 03, 2022 EUR (€) shares € / shares	Oct. 01, 2021 EUR (€) shares € / shares	Jul. 22, 2021 EUR (€) shares € / shares	Aug. 05, 2020 EUR (€) shares € / shares	Apr. 29, 2019 EUR (€) shares € / shares	Sep. 20, 2017 EUR (€) shares € / shares	Oct. 21, 2016 EUR (€) shares € / shares	Jul. 01, 2015 EUR (€) shares € / shares	Apr. 27, 2015 EUR (€) shares € / shares	Jul. 16, 2014 EUR (€) shares € / shares	Jul. 17, 2013 EUR (€) shares € / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
AGA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			6,559,158	5,203,063	4,677,173	3,678,354
Number of free shares granted (in shares)																			2,952,204	2,341,793	2,188,521
AGAP Management 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			1,200	1,200	1,200
Closing Balance, Exercisable																			156,000	156,000	156,000
Vesting Period Other Equity Instruments Granted														1 year
Number of free shares granted (in shares)														2,000					2,000	2,000	2,000
Share entitlement per free share (in shares)														130
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares														€ 10.87
Expected Volatility Other Equity Instruments Granted														40.00%
Expected Dividend Other Equity Instruments Granted | €														€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares														€ 911
AGAP Employees 2016-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			2,048	2,063	2,068
Closing Balance, Exercisable																			266,240	268,190	268,840
Vesting Period Other Equity Instruments Granted														1 year
Number of free shares granted (in shares)														2,486					2,486	2,486	2,486
Share entitlement per free share (in shares)														130
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares														€ 10.87
Expected Volatility Other Equity Instruments Granted														40.00%
Expected Dividend Other Equity Instruments Granted | €														€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares														€ 911
AGAP 2016-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																				3,000	3,000
AGA New Members 2017-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	0
Closing Balance, Exercisable																			0	0	0
Vesting Period Other Equity Instruments Granted												3 years
Number of free shares granted (in shares)												25,000							25,000	25,000	25,000
Share entitlement per free share (in shares)												1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares												€ 5.74
Expected Volatility Other Equity Instruments Granted												0.00%
Expected Dividend Other Equity Instruments Granted | €												€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares												€ 5.74
AGA Perf Employees 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																				0	0
AGA Perf Management 2019-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																				0	0
AGA Bonus 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																				0	0
AGA Perf Employees 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	480,344
Closing Balance, Exercisable																			0	0	480,344
Vesting Period Other Equity Instruments Granted											3 years 6 months
Number of free shares granted (in shares)											769,202								766,650	766,650	766,650
Share entitlement per free share (in shares)											1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares											€ 2.94
Expected Volatility Other Equity Instruments Granted											45.00%
Expected Dividend Other Equity Instruments Granted | €											€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares											€ 2.94
AGA Perf Management 2020-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	650,000
Closing Balance, Exercisable																			0	0	650,000
Vesting Period Other Equity Instruments Granted											3 years 6 months
Number of free shares granted (in shares)											710,000								710,000	710,000	710,000
Share entitlement per free share (in shares)											1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares											€ 2.94
Expected Volatility Other Equity Instruments Granted											45.00%
Expected Dividend Other Equity Instruments Granted | €											€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares											€ 2.94
AGA Bonus 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	0
Closing Balance, Exercisable																			0	0	0
Vesting Period Other Equity Instruments Granted										1 year
Number of free shares granted (in shares)										125,748									125,748	125,748	125,748
Share entitlement per free share (in shares)										1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares										€ 3.43
Expected Volatility Other Equity Instruments Granted										0.00%
Expected Dividend Other Equity Instruments Granted | €										€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares										€ 3.43
AGA Perf Employees 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	819,300	971,000
Closing Balance, Exercisable																			0	819,300	971,000
Vesting Period Other Equity Instruments Granted									3 years 6 months
Number of free shares granted (in shares)									1,066,600										1,066,600	1,066,600	1,066,600
Share entitlement per free share (in shares)									1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares									€ 1.76
Expected Volatility Other Equity Instruments Granted									50.00%
Expected Dividend Other Equity Instruments Granted | €									€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares									€ 1.76
AGA Perf Management 2021-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	480,000	520,000
Closing Balance, Exercisable																			0	480,000	520,000
Vesting Period Other Equity Instruments Granted									3 years 6 months
Number of free shares granted (in shares)									610,000										610,000	610,000	610,000
Share entitlement per free share (in shares)									1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares									€ 1.76
Expected Volatility Other Equity Instruments Granted									50.00%
Expected Dividend Other Equity Instruments Granted | €									€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares									€ 1.76
AGA Bonus 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	128,061
Closing Balance, Exercisable																			0	0	128,061
Vesting Period Other Equity Instruments Granted								1 year
Number of free shares granted (in shares)								128,061											128,061	128,061	128,061
Share entitlement per free share (in shares)								1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares								€ 3.89
Expected Volatility Other Equity Instruments Granted								0.00%
Expected Dividend Other Equity Instruments Granted | €								€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares								€ 3.89
AGA Perf Employees 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			1,072,500	1,173,500	1,371,500
Closing Balance, Exercisable																			1,072,500	1,173,500	1,371,500
Vesting Period Other Equity Instruments Granted							3 years 1 month 6 days
Number of free shares granted (in shares)							1,371,500												1,371,500	1,371,500	1,371,500
Share entitlement per free share (in shares)							1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares							€ 1.39
Expected Volatility Other Equity Instruments Granted							50.00%
Expected Dividend Other Equity Instruments Granted | €							€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares							€ 1.39
AGA Perf Management 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			550,000	550,000	550,000
Closing Balance, Exercisable																			550,000	550,000	550,000
Vesting Period Other Equity Instruments Granted							3 years 1 month 6 days
Number of free shares granted (in shares)							550,000												550,000	550,000	550,000
Share entitlement per free share (in shares)							1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares							€ 1.39
Expected Volatility Other Equity Instruments Granted							50.00%
Expected Dividend Other Equity Instruments Granted | €							€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares							€ 1.39
AGA New Members 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			25,000	25,000	0
Closing Balance, Exercisable																			25,000	25,000
Number of free shares granted (in shares)																			25,000	25,000
AGA Perf Employees 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			1,273,750	1,399,000	0
Closing Balance, Exercisable																			1,273,750	1,399,000
Vesting Period Other Equity Instruments Granted					3 years
Number of free shares granted (in shares)					1,403,500														1,403,500	1,403,500
Share entitlement per free share (in shares)					1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares					€ 1.60
Expected Volatility Other Equity Instruments Granted					50.00%
Expected Dividend Other Equity Instruments Granted | €					€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares					€ 1.60
AGA Perf Management 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			750,000	750,000	0
Closing Balance, Exercisable																			750,000	750,000
Vesting Period Other Equity Instruments Granted					3 years
Number of free shares granted (in shares)					750,000														750,000	750,000
Share entitlement per free share (in shares)					1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares					€ 1.60
Expected Volatility Other Equity Instruments Granted					50.00%
Expected Dividend Other Equity Instruments Granted | €					€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares					€ 1.60
AGA New Members 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			25,000	0	0
Closing Balance, Exercisable																			25,000
Vesting Period Other Equity Instruments Granted				3 years
Number of free shares granted (in shares)				25,000															25,000
Share entitlement per free share (in shares)				1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares				€ 2.31
Expected Volatility Other Equity Instruments Granted				0.00%
Expected Dividend Other Equity Instruments Granted | €				€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares				€ 2.31
AGA "Plan Epargne Entreprise" 2024
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	0
Closing Balance, Exercisable																			0
Number of free shares granted (in shares)			68,744																68,744
Share entitlement per free share (in shares)			1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares			€ 2.45
Expected Volatility Other Equity Instruments Granted			0.00%
Expected Dividend Other Equity Instruments Granted | €			€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares			€ 2.45
AGA Perf Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			150,000	0	0
Closing Balance, Exercisable																			150,000
Vesting Period Other Equity Instruments Granted		2 years
Number of free shares granted (in shares)		150,000																	150,000
Share entitlement per free share (in shares)		1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares		€ 2.01
Expected Volatility Other Equity Instruments Granted		0.00%
Expected Dividend Other Equity Instruments Granted | €		€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares		€ 2.01
AGA employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			368,760	0	0
Closing Balance, Exercisable																			368,760
Vesting Period Other Equity Instruments Granted	3 years
Number of free shares granted (in shares)	370,560																		370,560
Share entitlement per free share (in shares)	1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares	€ 1.62
Expected Volatility Other Equity Instruments Granted	0.00%
Expected Dividend Other Equity Instruments Granted | €	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares	€ 1.62
AGA Perf Employees 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			1,162,900	0	0
Closing Balance, Exercisable																			1,162,900
Vesting Period Other Equity Instruments Granted	3 years
Number of free shares granted (in shares)	1,162,900																		1,162,900
Share entitlement per free share (in shares)	1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares	€ 1.87
Expected Volatility Other Equity Instruments Granted	50.00%
Expected Dividend Other Equity Instruments Granted | €	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares	€ 1.87
AGA Perf Management 2024-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			975,000	0	0
Closing Balance, Exercisable																			975,000
Vesting Period Other Equity Instruments Granted	3 years
Number of free shares granted (in shares)	975,000																		975,000
Share entitlement per free share (in shares)	1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares	€ 1.87
Expected Volatility Other Equity Instruments Granted	50.00%
Expected Dividend Other Equity Instruments Granted | €	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares	€ 1.87
AGA Management 2024-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			200,000	0	0
Closing Balance, Exercisable																			200,000
Vesting Period Other Equity Instruments Granted	3 years
Number of free shares granted (in shares)	200,000																		200,000
Share entitlement per free share (in shares)	1
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares	€ 1.62
Expected Volatility Other Equity Instruments Granted	0.00%
Expected Dividend Other Equity Instruments Granted | €	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares	€ 1.62
BSA
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			167,460	242,460	250,820	242,560
Closing Balance, Exercisable																			167,460	204,460	250,820
Number of free shares granted (in shares)																			0	50,000	40,000
BSA 2011-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	0
Closing Balance, Exercisable																			0	0	0
Number of free shares granted (in shares)																			225,000	225,000	225,000
BSA 2013
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	46,360
Closing Balance, Exercisable																			0	0	46,360
Vesting Period Other Equity Instruments Granted																		2 years
Number of free shares granted (in shares)																		237,500	237,500	237,500	237,500
Share entitlement per free share (in shares)																		1
Exercise Price Other Equity Instruments Granted | € / shares																		€ 2.36
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares																		€ 2.45
Expected Volatility Other Equity Instruments Granted																		31.83%
Average Life Other Equity Instruments Granted																		5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted																		2.42%
Expected Dividend Other Equity Instruments Granted | €																		€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares																		€ 0.87
BSA 2014
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	75,000	75,000
Closing Balance, Exercisable																			0	75,000	75,000
Vesting Period Other Equity Instruments Granted																	2 years
Number of free shares granted (in shares)																	150,000		150,000	150,000	150,000
Share entitlement per free share (in shares)																	1
Exercise Price Other Equity Instruments Granted | € / shares																	€ 8.65
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares																	€ 6.85
Expected Volatility Other Equity Instruments Granted																	46.72%
Average Life Other Equity Instruments Granted																	5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted																	1.00%
Expected Dividend Other Equity Instruments Granted | €																	€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares																	€ 2.51
BSA 2015-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			70,000	70,000	70,000
Closing Balance, Exercisable																			70,000	70,000	70,000
Vesting Period Other Equity Instruments Granted																2 years
Number of free shares granted (in shares)																70,000			70,000	70,000	70,000
Share entitlement per free share (in shares)																1
Exercise Price Other Equity Instruments Granted | € / shares																€ 9.59
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares																€ 13.65
Expected Volatility Other Equity Instruments Granted																54.08%
Average Life Other Equity Instruments Granted																5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted																0.25%
Expected Dividend Other Equity Instruments Granted | €																€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares																€ 6.59
BSA 2015-2
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			14,200	14,200	14,200
Closing Balance, Exercisable																			14,200	14,200	14,200
Vesting Period Other Equity Instruments Granted															2 years
Number of free shares granted (in shares)															14,200				14,200	14,200	14,200
Share entitlement per free share (in shares)															1
Exercise Price Other Equity Instruments Granted | € / shares															€ 14.05
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares															€ 13.64
Expected Volatility Other Equity Instruments Granted															47.83%
Average Life Other Equity Instruments Granted															5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted															0.25%
Expected Dividend Other Equity Instruments Granted | €															€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares															€ 4.73
BSA 2017
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			37,000	37,000	37,000
Closing Balance, Exercisable																			37,000	37,000	37,000
Vesting Period Other Equity Instruments Granted													2 years
Number of free shares granted (in shares)													37,000						37,000	37,000	37,000
Share entitlement per free share (in shares)													1
Exercise Price Other Equity Instruments Granted | € / shares													€ 11.00
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares													€ 10.41
Expected Volatility Other Equity Instruments Granted													61.74%
Average Life Other Equity Instruments Granted													6 years
Risk Free Interest Rate Other Equity Instruments Granted													0.20%
Expected Dividend Other Equity Instruments Granted | €													€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares													€ 0.57
BSA 2022-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			8,260	8,260	8,260
Closing Balance, Exercisable																			8,260	8,260	8,260
Vesting Period Other Equity Instruments Granted						2 years
Number of free shares granted (in shares)						40,000													40,000	40,000	40,000
Share entitlement per free share (in shares)						1
Exercise Price Other Equity Instruments Granted | € / shares						€ 2.31
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares						€ 1.31
Expected Volatility Other Equity Instruments Granted						50.00%
Average Life Other Equity Instruments Granted						5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted						2.40%
Expected Dividend Other Equity Instruments Granted | €						€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares						€ 1.21
BSA 2023-1
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			38,000	38,000
Closing Balance, Exercisable																			38,000	38,000
Vesting Period Other Equity Instruments Granted						2 years
Number of free shares granted (in shares)						50,000													50,000	50,000
Share entitlement per free share (in shares)						1
Exercise Price Other Equity Instruments Granted | € / shares						€ 2.26
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares						€ 1.24
Expected Volatility Other Equity Instruments Granted						45.00%
Average Life Other Equity Instruments Granted						5 years 6 months
Risk Free Interest Rate Other Equity Instruments Granted						2.50%
Expected Dividend Other Equity Instruments Granted | €						€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares						€ 1.24
BSAAR
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			1,045,722	1,045,722	1,105,072	1,105,822
Closing Balance, Exercisable																			1,045,722	1,045,722	1,105,072
Number of free shares granted (in shares)																			0	0	0
BSAAR 2011
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	0
Closing Balance, Exercisable																			0	0	0
Number of free shares granted (in shares)																			650,000	650,000	650,000
BSAAR 2012
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			0	0	59,350
Closing Balance, Exercisable																			0	0	59,350
Number of free shares granted (in shares)																			146,050	146,050	146,050
BSAAR 2015
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Closing Balance																			1,045,722	1,045,722	1,045,722
Closing Balance, Exercisable																			1,045,722	1,045,722	1,045,722
Vesting Period Other Equity Instruments Granted															2 years
Number of free shares granted (in shares)															1,050,382				1,050,382	1,050,382	1,050,382
Share entitlement per free share (in shares)															1
Exercise Price Other Equity Instruments Granted | € / shares															€ 7.20
Grant Date Share Fair Value Other Equity Instruments Granted | € / shares															€ 13.77
Expected Volatility Other Equity Instruments Granted															41.00%
Average Life Other Equity Instruments Granted															10 years
Risk Free Interest Rate Other Equity Instruments Granted															1.22%
Expected Dividend Other Equity Instruments Granted | €															€ 0
Fair Value Per Share At Grant Date Other Equity Instruments Granted | € / shares															€ 1.15